Financial risk management - Foreign currency risk (Details) - Senior Notes due 2022 issued by Ferroglobe PLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Feb. 15, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount		$ 150,000
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount	$ 150,000
Amount by which the cross currency swap exceeds debt instruments	$ 42,500